Segment Disclosures, Narrative Information (Details)	6 Months Ended
Jun. 30, 2016 segments facility
Segment Reporting Information
Number of operating segments (segments) | segments	3
Processing | Gas Processing Complexes
Segment Reporting Information
Number of assets (assets)	4
Green River Processing, LLC | Fractionation Facility
Segment Reporting Information
Number of assets (assets)	1